Fair Value, Assets and Liabilities, Fair Value Option (Details) - Fair value option election [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held for sale	$ 18,806	$ 17,578
Aggregate unpaid principal	18,217	17,299
Fair value carrying amount less aggregate unpaid principal	589	279
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	$ 2,700	$ 1,100	$ 462